RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

10. RELATED PARTY TRANSACTIONS

(a) The Company had the following balances due to related parties:

	Relationship	June 30, 2023	December 31, 2022
Junze Zhang	Shareholder and director of the Company	$916,865	$698,624
Xinwen Yang	Director of the SDYL	-	-
Qing Zuo	Chairman of the Board of ZDSE since December 20, 2018	6,054	6,356
Total		$922,919	$704,980

The balances represent cash advances from related parties.

The balances with related parties are unsecured, non-interest bearing and repayable on demand.

(b)	Transactions

	For the six months ended June 30,
	2023	2022
Cash advance from related parties
Qing Zuo	$-	$-
Junze Zhang	232,304	180,151
Xinwen Yang	-	4,968
	$232,304	$185,119

(c)	The Company had the following balances due to and due from related parties:

At June 30, 2023 and June 30, 2022, the Company lent funds to the following related parties. These loans were unsecured, non-interest bearing and repayable on demand.

	For the six months ended June 30,
	2023	2022

Songlin Zhu(1)	$109,218	$-
Zheng Pei(2)	39,204	-
Xinwen Yang(3)	164,867	-
	$313,289	$-

(1)	Songlin Zhu is the Legal Representative of HMTC. He borrowed the funds from HMTC in order to pay suppliers and service providers on HMTC’s behalf. The borrowed funds are recorded as personal loans until the suppliers and service providers have issued official invoices to HMTC acknowledging the payment made by Zhu on behalf of HMTC.
(2)	Zheng Pei is the Legal Representative of SJMC. He borrowed the funds from SJMC in order to pay suppliers and service providers on SJMC’s behalf. The borrowed funds are recorded as personal loans until the suppliers and service providers have issued official invoices to SJMC acknowledging the payment made by Pei on behalf of SJMC.
(3)	Xinwen Yang is the Legal Representative of SDYL. He borrowed the funds from SDYL in order to pay suppliers and service providers on SDYL’s behalf. The borrowed funds are recorded as personal loans until the suppliers and service providers have issued official invoices to SDYL acknowledging the payment made by Yang on behalf of SDYL. As of the date of this report, all invoices have been received by SDYL and the personal loans have been canceled.